Revenue Recognition - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue from Contracts with Customers [Line Items]
Insurance brokerage commissions	$ 479,112	$ 1,169,306	$ 455,394
Securities brokerage commissions	635,414	2,732,846	3,412,644
Market making commissions and fees	125,095	3,121,661	781,878
Sale of NFTs			438,041
Total revenue from contracts with customers	1,239,621	7,023,813	5,087,957
Geographic revenue	1,239,621	7,023,813	5,087,957
Hong Kong [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers	1,114,526	3,902,152	3,868,038
Geographic revenue	1,114,526	3,902,152	3,868,038
Cayman Islands [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers	125,095	3,121,661	1,219,919
Geographic revenue	$ 125,095	$ 3,121,661	$ 1,219,919